WARRANTS (Details) - Stock Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Warrants Outstanding
Outstanding at Beginning of Period	2,698,694	913,514	580,604
Granted	37,500	2,169,959	354,000
Expired/ Exercised/ Cancelled	(4,671)	(384,779)	(21,090)
Outstanding at End of Period	2,731,523	2,698,694	913,514
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 5.11	$ 14.56	$ 17.81
Granted	3.00	2.97	9.68
Expired/ Exercised/ Cancelled	31.50	12.94	22.19
Outstanding at End of Period	$ 5.04	$ 5.11	$ 14.56
Average Intrinsic Value
Outstanding at Beginning of Period	$ 0	$ 0	$ 72,250
Outstanding at End of Period	$ 0	$ 0	$ 0
Weighted Average Remaining Contractual Term
Outstanding at Beginning of Period	4 years 2 months 16 days	3 years 1 month 20 days	3 years 3 months 29 days
Outstanding at End of Period	3 years 11 months 23 days	4 years 2 months 16 days	3 years 1 month 20 days